Intangible assets -Key assumptions used in assessing the definite-lived brands for impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Value-in-use calculation on detailed financial budgets extrapolated period	10 years	10 years
Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 42,605	£ 43,431
Value-in-use calculation on detailed financial budgets extrapolated period	5 years
Newport | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 20,421	£ 20,753
Volume 5 Year CAGR	(12.50%)	(11.30%)
Pre-tax discount rates	8.60%	8.70%
Camel | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 7,696	£ 7,822
Volume 5 Year CAGR	(12.60%)	(12.30%)
Pre-tax discount rates	8.60%	8.90%
Pall Mall | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 2,522	£ 2,608
Volume 5 Year CAGR	(3.00%)	(18.80%)
Pre-tax discount rates	8.80%	9.40%
Natural American Spirit | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 10,272	£ 10,439
Volume 5 Year CAGR	(8.10%)	(7.60%)
Pre-tax discount rates	7.90%	7.90%
Total | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets	£ 40,911	£ 41,622